Sanctions - Additional Information (Detail) $ in Thousands	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CLF	Sep. 27, 2024 USD ($)	Sep. 27, 2024 CLF	Aug. 04, 2024 USD ($)	Aug. 04, 2024 CLF	May 13, 2024 USD ($)	May 13, 2024 CLF	Feb. 28, 2024 USD ($)	Feb. 28, 2024 CLF	Dec. 15, 2022 USD ($)	Feb. 21, 2022 USD ($)	Feb. 21, 2022 CLF
Disclosure Of Sanctions [Line Items]
Provision amount												$ 1,269
Sanctions provisions	$ 33,862
Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed								$ 4,628	CLF 60,000
Alleged Violation of Health Regulations [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed										$ 3,085	CLF 40,000
Alleged Breaches of Maintaining Electrical Installations in Good Condition [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		$ 30,854	CLF 400,000										$ 3,028	CLF 39,261
Alleged Violation of Quality of Service Provided to Customers was Severely Effected [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed						$ 1,544	CLF 20,000
Alleged Violation on Grounds that Works were Carried Out without Owner Authorization [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				$ 1,157	CLF 15,000